Details of treasury and other financial risks - Text Details (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Details of treasury and other financial risks [Line Items]
Cash and cash equivalents	€ 2,401,000,000	€ 1,869,000,000			€ 1,172,000,000	€ 2,303,000,000
Short-term deposits, classified as cash equivalents	1,946,000,000	1,399,000,000
Euro Medium-Term Note program	10,000,000,000
Other non-current financial assets	631,000,000	619,000,000			660,000,000
Contractual capital commitments	130,000,000	153,000,000
Trade payables subject to factoring arrangements	€ 97,000,000	114,000,000
Hedge tenor of net anticipated exposure	15 months
Net anticipated exposures hedge layer size	20.00%
Net anticipated exposures hedge maximum	80.00%
Group equity	€ 12,043,000,000	12,061,000,000			13,283,000,000	14,475,000,000
Net fair value of transactional hedges	2,000,000
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	122,000,000
Impact on income statement following a change in the value of transactional hedges due to 10% increase in the value of the EUR against all currencies	34,000,000
Impact on equity following a change in the value of transactional hedges due to 10% increase in the value of the EUR against all currencies	88,000,000
Other comprehensive income, before tax, exchange differences on translation of foreign operations	768,000,000
Change in currency translation reserve following 10% decrease USD against EUR	1,275,000,000
Change in currency translation reserve following 10% increase USD against EUR	1,558,000,000
External bond funding for a nominal value designated as net investment hedges | $			$ 1,466	$ 1,474
External bond funding book value designated as net investment hedges	1,408,000,000	1,325,000,000
Gain (loss) on hedge ineffectiveness recognised in profit or loss		2,000,000
Change in the value of derivatives following a 10% increase in the value of the EUR against all currencies	106,000,000	52,000,000
Borrowings	7,639,000,000	7,689,000,000			8,201,000,000
Long-term debt	7,113,000,000	7,035,000,000			7,270,000,000
Short-term debt	€ 526,000,000	€ 654,000,000			931,000,000
Ratio of fixed-rate long-term debt to total outstanding debt	93.00%	89.00%	93.00%	89.00%
Average remaining term (in years)	5 years 10 months 24 days
Financial assets carried at fair value	€ 609,000,000	€ 624,000,000
Financial assets carried at FVTOCI	244,000,000	293,000,000
Captive retained per claim for general, product and professional liability claims	25,000,000
Captive retained per claim for general, product and professional liability claims, aggregate	50,000,000
Captive retained per claim for cyber claims, aggregate	15,000,000
Market risk [member]
Details of treasury and other financial risks [Line Items]
Derivative financial assets held for hedging	6,000,000	0
Bottom of range
Details of treasury and other financial risks [Line Items]
Policy deductibles per occurrence	0
Top of range
Details of treasury and other financial risks [Line Items]
Policy deductibles per occurrence	10,000,000
United States
Details of treasury and other financial risks [Line Items]
Country risk exposure	13,600,000,000
Netherlands
Details of treasury and other financial risks [Line Items]
Country risk exposure	2,300,000,000
China
Details of treasury and other financial risks [Line Items]
Country risk exposure	872,000,000
Other countries
Details of treasury and other financial risks [Line Items]
Country risk exposure		500,000,000
Germany
Details of treasury and other financial risks [Line Items]
Country risk exposure	625,000,000
United Kingdom
Details of treasury and other financial risks [Line Items]
Country risk exposure	787,000,000
Japan
Details of treasury and other financial risks [Line Items]
Country risk exposure	635,000,000
Singapore
Details of treasury and other financial risks [Line Items]
Country risk exposure	221,000,000
Israel
Details of treasury and other financial risks [Line Items]
Country risk exposure	301,000,000
India
Details of treasury and other financial risks [Line Items]
Country risk exposure	226,000,000
USD bonds
Details of treasury and other financial risks [Line Items]
Change in the value of derivatives following a 10% increase in the value of the EUR against all currencies		(11,000,000)
Change in the value of derivatives following a 10% increase in the value of a currency against EUR	50,000,000
Cash flow hedges
Details of treasury and other financial risks [Line Items]
Gain (loss) on hedge ineffectiveness	0	0
Cash flow hedges
Details of treasury and other financial risks [Line Items]
Group equity	1,000,000	6,000,000			€ (2,000,000)	€ (25,000,000)
Change in value of forward elements of forward contracts and time value of options
Details of treasury and other financial risks [Line Items]
Group equity	29,000,000	19,000,000
Commercial Paper Programme
Details of treasury and other financial risks [Line Items]
Notional amount | $			$ 2,500
Committed revolving credit facility
Details of treasury and other financial risks [Line Items]
Undrawn borrowing facilities	1,000,000,000
Euro Medium-Term Note (EMTN)
Details of treasury and other financial risks [Line Items]
Proceeds from issue of bonds, notes and debentures	700,000,000	500,000,000
Notes and debentures issued	3,700,000,000	3,300,000,000
Level 1
Details of treasury and other financial risks [Line Items]
Financial assets carried at fair value	4,000,000
Financial assets carried at FVTOCI	4,000,000
Equity investments | Level 1
Details of treasury and other financial risks [Line Items]
Other non-current financial assets	4,000,000	14,000,000
Financial assets carried at fair value	4,000,000	€ 14,000,000
Equity investments | Level 2 and 3 of fair value hierarchy
Details of treasury and other financial risks [Line Items]
Financial assets carried at FVTOCI	€ 220,000,000